Annual Total Returns[BarChart] - PSF Small-Cap Stock Index Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.56%	16.03%	40.95%	5.39%	(2.29%)	26.50%	13.00%	(8.73%)	22.42%	10.99%